Related Party Transactions	12 Months Ended
Jun. 30, 2024
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
18.	RELATED PARTY TRANSACTIONS

Related parties

The following is a list of related parties which the Group has transactions with:

No.	Name of Related Parties	Relationship
1	Wenquan Zhu	Controlling shareholder and chairman of the Group
2	Big Tree Cloud Network Technology (Shenzhen) Co., LTD	The shareholder and the shareholder of the parent company shall be the same actual controller
3	Shenyang Jingxihui Network Technology Co., LTD	The shareholder and the shareholder of the parent company shall be the same actual controller
4	Shenzhen Jingxihui Trading Co., LTD	The shareholder and the shareholder of the parent company shall be the same actual controller
5	Shenzhen Big Tree Rong Trading Co., LTD	The shareholder and the shareholder of the parent company shall be the same actual controller
6	Guangxi Big Tree Rong Network Technology Co., LTD	The shareholder and the shareholder of the parent company shall be the same actual controller
7	Ting, Yan	Chief Financial Officer and Director
8	Daidi, Lin	Legal representative of subsidiary

Amounts due from related parties

Amounts due from related parties consisted of the following for the years indicated:

		As of June 30,
	Nature	2024	2023
		USD	USD
Big Tree Cloud Network Technology (Shenzhen) Co., LTD	Rent receivable	16,595	-
Big Tree Cloud Network Technology (Shenzhen) Co., LTD	Loans	-	832,897
Ting, Yan	Loans	-	61,374
Total		16,595	894,271

The loans were lent to the above related parties with no collateral, zero interest, and payable upon request.

Amounts due to related parties

Amount due to related parties consisted of the following for the years indicated:

		As of June 30,
	Nature	2024	2023
		USD	USD
Wenquan Zhu*	Interest payable	13,012	-
Wenquan Zhu	Loans	-	1,283,901
Big Tree Cloud Network Technology (Shenzhen) Co., LTD	Payments on behalf	-	40,277
Total		13,012	1,324,178

Amounts due to a related party, non-current

Amount due to related parties consisted of the following for the years indicated:

		As of June 30,
	Nature	2024	2023
		USD	USD
Wenquan Zhu*	Loans	2,360,147	-
Total		2,360,147	-

*	On May 10, 2024, the Group borrowed a 3-year long-term loan from its shareholder, Mr. Wenquan Zhu, for a total of RMB13,000,000 (approximately $1,788,860) with an annual interest rate of 6.2% and no collateral. On November 5, 2023, Mr. Wenquan Zhu lent unsecured, interest-free loans with a 3-year term of $630,000 to the Group for the payment of promissory notes that Plutonian issued to the Group.

Related party transactions

	For the years ended
	June 30,
Nature	2024	2023	2022
	USD	USD	USD
Purchase of goods
Big Tree Cloud Network Technology (Shenzhen) Co., LTD	712	16,793	1,715
Purchase of services
Big Tree Cloud Network Technology (Shenzhen) Co., LTD	-	575,250	152,507
Purchase of intangible assets
Big Tree Cloud Network Technology (Shenzhen) Co., LTD	2,596,313	-	-
Sales of goods
Big Tree Cloud Network Technology (Shenzhen) Co., LTD	67,636	-	-
Shenzhen Jingxihui Trading Co., LTD	-	236,605	185,019
Shenyang Jingxihui Network Technology Co., LTD	-	-	185,019
Shenzhen Big Tree Rong Trading Co., LTD	-	-	291,884
Guangxi Big Tree Rong Network Technology Co., LTD	17,944
Daidi, Lin	-	706	-
Rental income
Big Tree Cloud Network Technology (Shenzhen) Co., LTD	28,876	-	-
Interest expense
Wenquan, Zhu	14,789	8,668	-